Share-based payments reserve (Tables)	6 Months Ended
Feb. 28, 2023
IfrsStatementLineItems [Line Items]
Schedule of continuity of outstanding stock options

	Number of stock options	Weighted average exercise price per share
Balance – February 28, 2023 and August 31, 2022	5,336,000	CAD $0.41

Schedule of Options to purchase common shares carry exercise prices and terms to maturity

				Remaining
	Number of options		Expiry	contractual
Exercise price	Outstanding	Exercisable	Date	life (years)
C$0.40	2,454,000	2,454,000	October 11, 2026	3.6
C$0.43	2,782,000	2,782,000	September 29, 2026	3.6
C$0.35	100,000	100,000	January 2, 2027	3.8
C$0.41(1)	5,336,000	5,336,000		3.6 (1)

(1)	Total represents weighted average.

Schedule of restricted stock outstanding

Number of RSUs
Balance – August 31, 2022	1,855,276
Granted	160,000
Vested	(600,000)
Forfeited	(160,000)
Balance – February 28, 2023	1,255,276

Stock Options [Member]
IfrsStatementLineItems [Line Items]
Schedule of continuity of outstanding stock options

	Number of stock options	Weighted average exercise price per share
Balance – February 28, 2023 and August 31, 2022	7,375,000	$0.50

Schedule of Options to purchase common shares carry exercise prices and terms to maturity

				Remaining
Exercise price	Number of options		Expiry	contractual
Outstanding $	Outstanding	Exercisable	Date	life (years)
USD $0.50	7,375,000	1,475,000	August 17, 2027	4.5